STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8%	Shares	Value
Advertising - 0.4%
Interpublic Group of Cos., Inc.	784	$23,865

Aerospace & Defense - 1.9%
BWX Technologies, Inc.	196	18,771
Curtiss-Wright Corp.	84	21,287
Hexcel Corp.	168	10,787
Huntington Ingalls Industries, Inc.	84	23,262
Textron, Inc.	392	33,160
Woodward, Inc.	112	18,184
		125,451

Agricultural & Farm Machinery - 0.8%
AGCO Corp.	140	15,987
CNH Industrial NV	1,820	20,748
Toro Co.	224	19,620
		56,355

Agricultural Products & Services - 1.0%
Bunge Global SA	336	34,191
Darling Ingredients, Inc.(a)	336	14,236
Ingredion, Inc.	140	16,043
		64,470

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	224	15,904
GXO Logistics, Inc.(a)	252	12,514
		28,418

Apparel Retail - 0.5%
Burlington Stores, Inc.(a)	140	25,192
Gap, Inc.	504	10,342
		35,534

Apparel, Accessories & Luxury Goods - 1.0%
Capri Holdings Ltd.(a)	224	7,948
Levi Strauss & Co. - Class A	196	4,159
PVH Corp.	112	12,186
Ralph Lauren Corp.	84	13,746
Tapestry, Inc.	476	19,001
VF Corp.	728	9,071
		66,111

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Application Software - 5.1%
Altair Engineering, Inc. - Class A(a)	112	$9,010
Appfolio, Inc. - Class A(a)	28	6,350
AppLovin Corp. - Class A(a)	336	23,712
Aspen Technology, Inc.(a)	56	11,025
BILL Holdings, Inc.(a)	224	13,969
CCC Intelligent Solutions Holdings, Inc.(a)	644	7,226
Confluent, Inc. - Class A(a)	392	11,023
DocuSign, Inc.(a)	420	23,772
DoubleVerify Holdings, Inc.(a)	280	8,204
Dropbox, Inc. - Class A(a)	532	12,321
Dynatrace, Inc.(a)	532	24,105
Elastic NV(a)	168	17,173
Freshworks, Inc. - Class A(a)	392	6,997
Guidewire Software, Inc.(a)	168	18,547
Informatica, Inc. - Class A(a)	112	3,469
Klaviyo, Inc. - Class A(a)	84	1,882
Manhattan Associates, Inc.(a)	112	23,079
MicroStrategy, Inc. - Class A(a)	28	29,820
Nutanix, Inc. - Class A(a)	504	30,592
PowerSchool Holdings, Inc. - Class A(a)	196	3,395
Procore Technologies, Inc.(a)	196	13,410
Samsara, Inc. - Class A(a)	364	12,715
Smartsheet, Inc. - Class A(a)	280	10,592
SPS Commerce, Inc.(a)	84	14,605
		336,993

Asset Management & Custody Banks - 1.0%
Carlyle Group, Inc.	504	22,580
Hamilton Lane, Inc. - Class A	84	9,384
Invesco Ltd.	924	13,093
SEI Investments Co.	252	16,619
TPG, Inc.	112	4,827
		66,503

Automobile Manufacturers - 0.2%
Lucid Group, Inc.(a)	1,820	4,641
Thor Industries, Inc.	112	11,135
		15,776

Automotive Parts & Equipment - 0.7%
BorgWarner, Inc.	476	15,599
Gentex Corp.	476	16,327

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Automotive Parts & Equipment - 0.7% (Continued)
Lear Corp.	112	$14,097
		46,023

Automotive Retail - 1.3%
AutoNation, Inc.(a)	84	13,537
CarMax, Inc.(a)	336	22,839
Carvana Co.(a)	196	16,252
Lithia Motors, Inc.	56	14,245
Murphy USA, Inc.	28	11,587
Penske Automotive Group, Inc.	28	4,281
		82,741

Biotechnology - 2.7%
Apellis Pharmaceuticals, Inc.(a)	196	8,661
Bridgebio Pharma, Inc.(a)	252	6,456
Cerevel Therapeutics Holdings, Inc.(a)	168	7,175
Cytokinetics, Inc.(a)	196	12,019
Exact Sciences Corp.(a)	364	21,603
Exelixis, Inc.(a)	616	14,451
Ionis Pharmaceuticals, Inc.(a)	280	11,553
Natera, Inc.(a)	224	20,805
Neurocrine Biosciences, Inc.(a)	196	26,959
Roivant Sciences Ltd.(a)	924	10,072
Sarepta Therapeutics, Inc.(a)	196	24,825
Vaxcyte, Inc.(a)	196	11,868
		176,447

Brewers - 0.3%
Molson Coors Beverage Co. - Class B	392	22,446

Broadcasting - 0.3%
Nexstar Media Group, Inc. - Class A	56	8,963
Paramount Global - Class A	28	579
Paramount Global - Class B	1,008	11,482
		21,024

Broadline Retail - 0.3%
Dillard's, Inc. - Class A	2	876
Etsy, Inc.(a)	252	17,305
		18,181

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Building Products - 4.0%
A O Smith Corp.	252	$20,876
AAON, Inc.	140	13,173
Advanced Drainage Systems, Inc.	168	26,376
Allegion PLC	168	20,422
AZEK Co., Inc.(a)	280	12,779
Carlisle Cos., Inc.	112	43,484
Fortune Brands Innovations, Inc.	252	18,421
Lennox International, Inc.	56	25,952
Owens Corning	196	32,969
Simpson Manufacturing Co., Inc.	84	14,607
Trex Co., Inc.(a)	224	19,835
UFP Industries, Inc.	112	12,622
		261,516

Cable & Satellite - 0.2%
Liberty Media Corp.-Liberty SiriusXM - Class A(a)	140	3,368
Liberty Media Corp.-Liberty SiriusXM - Class C(a)	336	8,085
		11,453

Cargo Ground Transportation - 1.4%
Knight-Swift Transportation Holdings, Inc.	336	15,533
Landstar System, Inc.	84	14,650
Saia, Inc.(a)	56	22,222
U-Haul Holding Co.(a)	28	1,770
U-Haul Holding Co. - Series N	196	12,019
XPO, Inc.(a)	224	24,072
		90,266

Casinos & Gaming - 1.2%
Boyd Gaming Corp.	140	7,491
Caesars Entertainment, Inc.(a)	420	15,044
Churchill Downs, Inc.	140	18,061
Light & Wonder, Inc. - Class A(a)	196	17,495
Red Rock Resorts, Inc. - Class A	112	5,949
Wynn Resorts Ltd.	196	17,964
		82,004

Commercial & Residential Mortgage Finance - 0.2%
Essent Group Ltd.	224	11,865
UWM Holdings Corp.	168	1,058
		12,923

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Commodity Chemicals - 0.2%
Olin Corp.	252	$13,175

Communications Equipment - 0.8%
Ciena Corp.(a)	308	14,239
F5, Inc.(a)	112	18,515
Juniper Networks, Inc.	644	22,424
		55,178

Construction & Engineering - 1.9%
AECOM	280	25,861
API Group Corp.(a)	420	16,199
Comfort Systems USA, Inc.	84	25,990
EMCOR Group, Inc.	84	30,003
Fluor Corp.(a)	336	13,551
WillScot Mobile Mini Holdings Corp.(a)	392	14,488
		126,092

Construction Machinery & Heavy Transportation Equipment - 0.2%
Oshkosh Corp.	140	15,718

Construction Materials - 0.5%
Eagle Materials, Inc.	84	21,059
Summit Materials, Inc. - Class A(a)	252	9,803
		30,862

Consumer Finance - 0.8%
Ally Financial, Inc.	560	21,476
Credit Acceptance Corp.(a)	4	2,055
OneMain Holdings, Inc.	252	13,132
SoFi Technologies, Inc.(a)	1,820	12,340
		49,003

Consumer Staples Merchandise Retail - 0.3%
BJ's Wholesale Club Holdings, Inc.(a)	280	20,910

Data Processing & Outsourced Services - 0.3%
Concentrix Corp.	112	6,123
Genpact Ltd.	364	11,189
		17,312

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Distributors - 0.8%
LKQ Corp.	560	$24,153
Pool Corp.	84	30,452
		54,605

Diversified Banks - 0.6%
Comerica, Inc.	280	14,048
KeyCorp	1,932	27,994
		42,042

Diversified Financial Services - 0.6%
Equitable Holdings, Inc.	700	25,837
Voya Financial, Inc.	224	15,268
		41,105

Education Services - 0.5%
Bright Horizons Family Solutions, Inc.(a)	112	11,616
Duolingo, Inc.(a)	84	18,963
		30,579

Electric Utilities - 1.0%
NRG Energy, Inc.	448	32,556
OGE Energy Corp.	420	14,553
Pinnacle West Capital Corp.	224	16,498
		63,607

Electrical Components & Equipment - 1.6%
Acuity Brands, Inc.	56	13,905
Atkore, Inc.	84	14,725
Generac Holdings, Inc.(a)	112	15,228
Nextracker, Inc. - Class A(a)	252	10,783
nVent Electric PLC	336	24,216
Regal Rexnord Corp.	140	22,591
		101,448

Electronic Components - 0.5%
Coherent Corp.(a)	308	16,826
Littelfuse, Inc.	56	12,916
		29,742

Electronic Equipment & Instruments - 0.2%
Cognex Corp.	364	15,121

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Electronic Manufacturing Services - 0.8%
Flex Ltd.(a)	896	$25,670
Jabil, Inc.	252	29,575
		55,245

Environmental & Facilities Services - 0.7%
Clean Harbors, Inc.(a)	112	21,218
Tetra Tech, Inc.	112	21,809
		43,027

Fertilizers & Agricultural Chemicals - 0.5%
FMC Corp.	252	14,871
Mosaic Co.	672	21,094
		35,965

Financial Exchanges & Data - 0.5%
MarketAxess Holdings, Inc.	84	16,808
Morningstar, Inc.	56	15,828
		32,636

Food Distributors - 0.7%
Performance Food Group Co.(a)	308	20,907
US Foods Holding Corp.(a)	476	23,919
		44,826

Food Retail - 0.6%
Albertsons Cos., Inc. - Class A	700	14,280
Casey's General Stores, Inc.	84	26,845
		41,125

Footwear - 0.7%
Crocs, Inc.(a)	112	13,929
On Holding AG - Class A(a)	420	13,335
Skechers USA, Inc. - Class A(a)	280	18,494
		45,758

Gold - 0.3%
Royal Gold, Inc.	140	16,818

Health Care Distributors - 0.3%
Henry Schein, Inc.(a)	280	19,398

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Health Care Equipment - 1.3%
Globus Medical, Inc. - Class A(a)	252	$12,547
Inspire Medical Systems, Inc.(a)	56	13,533
Masimo Corp.(a)	112	15,054
Penumbra, Inc.(a)	84	16,503
Shockwave Medical, Inc.(a)	84	27,736
		85,373

Health Care Facilities - 1.3%
Acadia Healthcare Co., Inc.(a)	196	14,492
Encompass Health Corp.	196	16,342
Ensign Group, Inc.	112	13,256
Tenet Healthcare Corp.(a)	196	22,010
Universal Health Services, Inc. - Class B	112	19,088
		85,188

Health Care Services - 0.5%
Chemed Corp.	28	15,904
DaVita, Inc.(a)	112	15,569
		31,473

Health Care Supplies - 0.2%
Dentsply Sirona, Inc.	448	13,444

Home Furnishings - 0.5%
Mohawk Industries, Inc.(a)	112	12,916
Tempur Sealy International, Inc.	336	16,820
		29,736

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A(a)	196	21,625

Homebuilding - 1.2%
Meritage Homes Corp.	84	13,922
Taylor Morrison Home Corp.(a)	224	12,546
Toll Brothers, Inc.	224	26,681
TopBuild Corp.(a)	56	22,662
		75,811

Homefurnishing Retail - 0.7%
Wayfair, Inc. - Class A(a)	168	8,425
Williams-Sonoma, Inc.	140	40,149
		48,574

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.7%
Choice Hotels International, Inc.	56	$6,623
Hyatt Hotels Corp. - Class A	84	12,498
Norwegian Cruise Line Holdings Ltd.(a)	868	16,423
Wyndham Hotels & Resorts, Inc.	168	12,350
		47,894

Household Appliances - 0.2%
Whirlpool Corp.	112	10,624

Household Products - 0.0%(b)
Reynolds Consumer Products, Inc.	112	3,207

Human Resource & Employment Services - 0.8%
Dayforce, Inc.(a)	308	18,902
Paylocity Holding Corp.(a)	84	13,033
Robert Half, Inc.	224	15,487
TriNet Group, Inc.	56	5,621
		53,043

Independent Power Producers & Energy Traders - 0.8%
Vistra Corp.	728	55,212

Industrial Machinery & Supplies & Components - 3.7%
Crane Co.	112	15,681
Donaldson Co., Inc.	252	18,194
Graco, Inc.	336	26,947
ITT, Inc.	168	21,729
Lincoln Electric Holdings, Inc.	112	24,587
Middleby Corp.(a)	112	15,565
Nordson Corp.	112	28,917
Pentair PLC	336	26,574
RBC Bearings, Inc.(a)	56	13,695
Snap-on, Inc.	112	30,012
Timken Co.	140	12,491
Watts Water Technologies, Inc. - Class A	56	11,114
		245,506

Insurance Brokers - 0.1%
Ryan Specialty Holdings, Inc.	196	9,671

Integrated Telecommunication Services - 0.2%
Frontier Communications Parent, Inc.(a)	504	11,663

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Interactive Media & Services - 0.4%
Match Group, Inc.(a)	560	$17,259
ZoomInfo Technologies, Inc.(a)	728	11,546
		28,805

Internet Services & Infrastructure - 0.9%
GoDaddy, Inc. - Class A(a)	280	34,267
Twilio, Inc. - Class A(a)	364	21,796
		56,063

Investment Banking & Brokerage - 1.2%
Evercore, Inc. - Class A	84	15,246
Houlihan Lokey, Inc.	112	14,279
Jefferies Financial Group, Inc.	308	13,262
Robinhood Markets, Inc. - Class A(a)	1,204	19,855
Stifel Financial Corp.	196	15,664
		78,306

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	252	21,165
Globant SA(a)	84	15,002
		36,167

Leisure Facilities - 0.4%
Planet Fitness, Inc. - Class A(a)	168	10,053
Vail Resorts, Inc.	84	15,907
		25,960

Leisure Products - 0.5%
Hasbro, Inc.	280	17,164
Mattel, Inc.(a)	728	13,337
		30,501

Life & Health Insurance - 0.8%
F&G Annuities & Life, Inc.	28	1,059
Globe Life, Inc.	196	14,929
Primerica, Inc.	84	17,797
Unum Group	336	17,035
		50,820

Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories, Inc. - Class A(a)	56	15,106
Bio-Techne Corp.	336	21,239

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.8% (Continued)
Bruker Corp.	196	$15,290
Charles River Laboratories International, Inc.(a)	112	25,648
Medpace Holdings, Inc.(a)	56	21,748
Repligen Corp.(a)	112	18,390
		117,421

Managed Health Care - 0.2%
HealthEquity, Inc.(a)	168	13,257

Metal, Glass & Plastic Containers - 0.8%
AptarGroup, Inc.	140	20,213
Berry Global Group, Inc.	224	12,687
Crown Holdings, Inc.	252	20,682
		53,582

Movies & Entertainment - 0.5%
Endeavor Group Holdings, Inc. - Class A	280	7,395
Roku, Inc.(a)	252	14,530
TKO Group Holdings, Inc.	140	13,254
		35,179

Multi-line Insurance - 0.3%
Assurant, Inc.	112	19,533

Multi-Utilities - 0.4%
NiSource, Inc.	840	23,402

Office Services & Supplies - 0.2%
MSA Safety, Inc.	84	15,154

Oil & Gas Drilling - 0.2%
Noble Corp. PLC	224	9,941

Oil & Gas Equipment & Services - 0.5%
NOV, Inc.	812	15,014
Weatherford International PLC(a)	140	17,307
		32,321

Oil & Gas Exploration & Production - 3.1%
Antero Resources Corp.(a)	588	19,998
APA Corp.	756	23,769
Chesapeake Energy Corp.	252	22,650

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 3.1% (Continued)
Chord Energy Corp.	84	$14,866
Civitas Resources, Inc.	196	14,104
Matador Resources Co.	224	13,955
Murphy Oil Corp.	308	13,749
Ovintiv, Inc.	560	28,740
Range Resources Corp.	476	17,093
Southwestern Energy Co.(a)	2,268	16,987
Texas Pacific Land Corp.	28	16,136
		202,047

Oil & Gas Refining & Marketing - 0.5%
HF Sinclair Corp.	336	18,228
PBF Energy, Inc. - Class A	224	11,932
		30,160

Oil & Gas Storage & Transportation - 0.2%
Antero Midstream Corp.	700	9,688
New Fortress Energy, Inc.	196	5,135
		14,823

Other Specialty Retail - 1.0%
Bath & Body Works, Inc.	476	21,620
Chewy, Inc. - Class A(a)	196	2,938
Dick's Sporting Goods, Inc.	112	22,505
Five Below, Inc.(a)	112	16,390
		63,453

Packaged Foods & Meats - 0.6%
Lamb Weston Holdings, Inc.	308	25,668
Pilgrim's Pride Corp.(a)	84	3,026
Post Holdings, Inc.(a)	112	11,889
		40,583

Paper & Plastic Packaging Products & Materials - 2.2%
Avery Dennison Corp.	168	36,502
Graphic Packaging Holding Co.	616	15,924
International Paper Co.	700	24,458
Packaging Corp. of America	196	33,904
Sonoco Products Co.	196	10,986
Westrock Co.	532	25,515
		147,289

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Passenger Airlines - 0.1%
American Airlines Group, Inc.(a)	336	$4,539

Passenger Ground Transportation - 0.0%(b)
Avis Budget Group, Inc.	28	2,673

Personal Care Products - 0.7%
BellRing Brands, Inc.(a)	280	15,448
Coty, Inc. - Class A(a)	812	9,289
elf Beauty, Inc.(a)	112	18,203
		42,940

Pharmaceuticals - 1.4%
Catalent, Inc.(a)	364	20,329
Elanco Animal Health, Inc.(a)	1,008	13,265
Intra-Cellular Therapies, Inc.(a)	196	14,075
Jazz Pharmaceuticals PLC(a)	140	15,505
Viatris, Inc.	2,492	28,833
		92,007

Property & Casualty Insurance - 1.7%
American Financial Group, Inc.	140	17,885
Fidelity National Financial, Inc.	532	26,333
First American Financial Corp.	196	10,500
Kinsale Capital Group, Inc.	56	20,342
Old Republic International Corp.	532	15,886
RLI Corp.	84	11,873
Selective Insurance Group, Inc.	112	11,385
		114,204

Publishing - 0.6%
New York Times Co. - Class A	308	13,253
News Corp. - Class A	784	18,659
News Corp. - Class B	224	5,497
		37,409

Real Estate Services - 0.5%
Jones Lang LaSalle, Inc.(a)	84	15,178
Zillow Group, Inc. - Class A(a)	84	3,528
Zillow Group, Inc. - Class C(a)	308	13,112
		31,818

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Regional Banks - 2.5%
Commerce Bancshares, Inc.	252	$13,779
Cullen/Frost Bankers, Inc.	112	11,686
East West Bancorp, Inc.	280	20,857
First Horizon Corp.	1,148	17,128
Pinnacle Financial Partners, Inc.	168	12,886
Popular, Inc.	140	11,899
Prosperity Bancshares, Inc.	196	12,146
SouthState Corp.	168	12,718
Webster Financial Corp.	364	15,954
Western Alliance Bancorp	224	12,730
Wintrust Financial Corp.	112	10,824
Zions Bancorp NA	308	12,560
		165,167

Reinsurance - 1.2%
Everest Group Ltd.	84	30,778
Reinsurance Group of America, Inc.	140	26,179
RenaissanceRe Holdings Ltd.	112	24,556
		81,513

Research & Consulting Services - 1.3%
CACI International, Inc. - Class A(a)	56	22,525
Clarivate PLC(a)	812	5,489
FTI Consulting, Inc.(a)	84	17,962
KBR, Inc.	280	18,183
Parsons Corp.(a)	84	6,595
Science Applications International Corp.	112	14,414
		85,168

Restaurants - 0.9%
Aramark	532	16,763
Texas Roadhouse, Inc.	140	22,510
Wingstop, Inc.	56	21,548
		60,821

Semiconductor Materials & Equipment - 0.7%
Amkor Technology, Inc.	252	8,152
MKS Instruments, Inc.	140	16,657
Onto Innovation, Inc.(a)	112	20,775
		45,584

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Semiconductors - 1.2%
Lattice Semiconductor Corp.(a)	280	$19,208
MACOM Technology Solutions Holdings, Inc.(a)	112	11,418
Qorvo, Inc.(a)	196	22,901
Rambus, Inc.(a)	224	12,280
Universal Display Corp.	84	13,270
		79,077

Soft Drinks & Non-alcoholic Beverages - 0.4%
Celsius Holdings, Inc.(a)	308	21,951
Coca-Cola Consolidated, Inc.	3	2,478
		24,429

Specialized Consumer Services - 0.6%
ADT, Inc.	672	4,368
H&R Block, Inc.	308	14,547
Service Corp. International	308	22,087
		41,002

Specialty Chemicals - 1.0%
Axalta Coating Systems Ltd.(a)	448	14,085
Eastman Chemical Co.	252	23,799
RPM International, Inc.	252	26,941
		64,825

Steel - 1.2%
Cleveland-Cliffs, Inc.(a)	1,036	17,508
Commercial Metals Co.	252	13,542
Reliance, Inc.	112	31,890
United States Steel Corp.	420	15,330
		78,270

Systems Software - 1.7%
CyberArk Software Ltd.(a)	84	20,097
Dolby Laboratories, Inc. - Class A	112	8,698
Gen Digital, Inc.	1,148	23,121
Gitlab, Inc. - Class A(a)	196	10,284
Monday.com Ltd.(a)	56	10,602
Qualys, Inc.(a)	84	13,768
SentinelOne, Inc. - Class A(a)	504	10,650
UiPath, Inc. - Class A(a)	784	14,872
		112,092

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COMMON STOCKS - 92.8% (CONTINUED)	Shares	Value
Technology Distributors - 0.6%
Arrow Electronics, Inc.(a)	112	$14,299
Insight Enterprises, Inc.(a)	56	10,224
TD Synnex Corp.	112	13,198
		37,721

Technology Hardware, Storage & Peripherals - 0.5%
Pure Storage, Inc. - Class A(a)	616	31,046

Trading Companies & Distributors - 2.0%
AerCap Holdings NV(a)	420	35,486
Applied Industrial Technologies, Inc.	84	15,393
Core & Main, Inc. - Class A(a)	392	22,136
MSC Industrial Direct Co., Inc. - Class A	84	7,664
SiteOne Landscape Supply, Inc.(a)	84	13,179
Watsco, Inc.	56	25,072
WESCO International, Inc.	112	17,108
		136,038

Transaction & Payment Processing Services - 1.2%
Affirm Holdings, Inc.(a)	448	14,282
Jack Henry & Associates, Inc.	140	22,777
Shift4 Payments, Inc. - Class A(a)	112	6,480
Toast, Inc. - Class A(a)	868	20,511
WEX, Inc.(a)	84	17,746
		81,796

Water Utilities - 0.3%
Essential Utilities, Inc.	532	19,461
TOTAL COMMON STOCKS (Cost $6,250,173)		6,108,208

REAL ESTATE INVESTMENT TRUSTS - 7.0%
AGNC Investment Corp.	1,428	13,066
Agree Realty Corp.	196	11,215
American Homes 4 Rent - Class A	644	23,056
Americold Realty Trust, Inc.	588	12,918
Annaly Capital Management, Inc.	1,036	19,414
Boston Properties, Inc.	308	19,062
Brixmor Property Group, Inc.	616	13,614
Camden Property Trust	224	22,328
CubeSmart	476	19,249
EastGroup Properties, Inc.	84	13,050
Equity LifeStyle Properties, Inc.	336	20,257

STRIVE MID-CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 7.0% (CONTINUED)	Shares	Value
Federal Realty Investment Trust	168	$17,501
First Industrial Realty Trust, Inc.	280	12,718
Gaming and Leisure Properties, Inc.	532	22,732
Healthcare Realty Trust, Inc.	784	11,156
Healthpeak Properties, Inc.	1,456	27,096
Host Hotels & Resorts, Inc.	1,456	27,474
Kimco Realty Corp.	1,372	25,561
Lamar Advertising Co. - Class A	168	19,463
NNN Reit, Inc.	364	14,753
Omega Healthcare Investors, Inc.	504	15,327
Regency Centers Corp.	392	23,214
Rexford Industrial Realty, Inc.	448	19,179
Ryman Hospitality Properties, Inc.	112	11,814
STAG Industrial, Inc.	364	12,518
Starwood Property Trust, Inc.	616	11,686
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $464,701)		459,421

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 5.23%(c)	13,080	13,080
TOTAL SHORT-TERM INVESTMENTS (Cost $13,080)		13,080

TOTAL INVESTMENTS - 100.0% (Cost $6,727,954)		$6,580,709
Other Assets in Excess of Liabilities - 0.0%(b)		2,311
TOTAL NET ASSETS - 100.0%		$6,583,020

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

STRIVE MID-CAP ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE MID-CAP ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$6,108,208	$—	$—	$6,108,208
Real Estate Investment Trusts	459,421	—	—	459,421
Money Market Funds	13,080	—	—	13,080
Total Investments in Securities	$6,580,709	$—	$—	$6,580,709
Refer to the Schedule of Investments for industry classifications.
During the fiscal period ended April 30, 2024, the Strive Mid-Cap ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.